Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per common share
	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,260,571)	$(15,127,629)
Less: deemed dividend for Earnout Shares	(4,957,366)	—
Net loss attributable to common stockholders	$(33,217,937)	$(15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962

Basic and diluted earnings (loss) per share	$(1.75)	$(1.57)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677	—
Warrants	18,722,425	—
Earnout shares	7,499,993	—
Debentures	2,922,425	—
Total	35,785,704	3,949,158

Schedule of inventories
	December 31, 2022	December 31, 2021
Raw material and supplies	$1,499,030	$—
Work in progress	5,167,882	—
Finished goods	—	—
Total inventories	$6,666,912	$—

Schedule of other current assets
	December 31, 2022	December 31, 2021
Prepaid material purchases	$2,454,298	$96,095
Other prepayments	199,323	110,326
Other	56,410	3,804
Total other current assets	$2,710,031	$210,225

Schedule of accrued liabilities
	December 31, 2022	December 31, 2021
Accrued compensation	$1,501,736	$349,255
Accrued professional fees	794,021	—
Accrued insurance	590,936	61,752
Accrued interest	—	703,544
Advance customer payments	—	373,791
Other accrued expenses	256,284	88,091
Total accrued expenses	$3,142,977	$1,576,433

CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected in the balance sheet are reconciled
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption as of December 31, 2021	$174,225,000
Plus:
Accretion of carrying value to redemption value	145,884
Common stock subject to possible redemption as of June 30, 2022	$174,370,884

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$174,225,000

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(795,831)	$—	$1,155,839	$—
Denominator:
Basic weighted average shares outstanding	21,562,500	3,750,000	21,562,500	3,750,000
Basic net income (loss) per share	$(0.04)	$0.00	$0.05	$0.00

	For the year ended December 31, 2021	For the period from June 18, 2020 (inception) through December 31, 2020
Basic and diluted net loss per share:
Numerator:
Net loss	$(595,442)	$(1,000)
Denominator:
Basic weighted average shares outstanding	11,781,678	3,750,000
Basic net loss per share of Common Stock	$(0.05)	$(0.00)